UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                        Date of fiscal year end: July 31
                                                ---------

                   Date of reporting period: January 31, 2017
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND III
--------------------------------------------------------------------------------

        First Trust Horizon Managed Volatility Domestic ETF (HUSV)

        First Trust Horizon Managed Volatility Developed
        International ETF (HDMV)


----------------------------
     Semi-Annual Report
       For the Period
      August 24, 2016
(Commencement of Operations)
  through January 31, 2017
----------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2017
Shareholder Letter. .........................................................  1
Fund Performance Overview
   First Trust Horizon Managed Volatility Domestic ETF (HUSV)................  2
   First Trust Horizon Managed Volatility Developed International ETF
      (HDMV).................................................................  4
Notes to Fund Performance Overview...........................................  6
Portfolio Management.........................................................  7
Understanding Your Fund Expenses.............................................  8
Portfolio of Investments
   First Trust Horizon Managed Volatility Domestic ETF (HUSV)................  9
   First Trust Horizon Managed Volatility Developed International ETF
      (HDMV)................................................................. 11
Statements of Assets and Liabilities......................................... 14
Statements of Operations..................................................... 15
Statements of Changes in Net Assets.......................................... 16
Financial Highlights......................................................... 17
Notes to Financial Statements................................................ 19
Additional Information....................................................... 25

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund III (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money by investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

The Advisor may also periodically provide additional information on Fund performance on each Fund's webpage at http://www.ftportfolios.com.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor and/or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The material risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                JANUARY 31, 2017

Dear Shareholders:

Thank you for your investment in the Horizon Funds (the "Funds") of First Trust Exchange-Traded Fund III.

Now that 2016 is over, many will remember some of the historic events that occurred during the year: from the Brexit vote in the UK to leave the European Union, to the results of the U.S. Presidential Election which seemed unlikely at the beginning of 2016, to the first World Series Championship for the Chicago Cubs in 108 years!

First Trust Advisors L.P. ("First Trust") is pleased to provide you with this semi-annual report which contains detailed information about your investment for the period from August 24, 2016 (the Funds' inception) through January 31, 2017, including performance and market overviews. Additionally, First Trust has compiled the Funds' financial statements for you to review. We encourage you to read this report and discuss it with your financial advisor.

On November 8, 2016, Donald J. Trump was elected to become the 45th president in our country's history. While no one has a crystal ball and the ability to predict how his presidency will shape the United States (and the world), there is no doubt that his populist message resonated for many Americans. And his message of improving lives for the "average" American, while reducing the size and scope of the federal government, also won him millions of votes. Many of his supporters believe that with his background in business, President Trump will make policy changes that will continue to grow the economy and spur stock markets even higher. Many analysts predicted the Dow Jones Industrial Average would hit a new benchmark, 20,000, in the first days of the New Year. It took until January 25, 2017, but the Dow finally traded over 20,000 on that day. As with all change and a new administration, only time will tell where our economy and the markets will go.

As of December 31, 2016, the S&P 500(R) Index (the "Index") was up 11.96% calendar year-to-date, on a total return basis, as measured by Bloomberg. For the first month of the year, the Index's return continued to be in positive territory, ending January at 1.90%. The current bull market (measuring from March 9, 2009 through January 31, 2017) is the second longest in history. We remain bullish on the economy, but continue to have a long-term perspective. We believe investors should think long-term as well, since no one can predict volatility and the inevitable ups and downs that occur in the market.

Thank you for giving First Trust the opportunity to be a part of your investment plan. We value our relationship with you and will continue our relentless focus on bringing the types of investments that we believe could help you reach your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)

The investment objective of First Trust Horizon Managed Volatility Domestic ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") believes exhibit low future expected volatility. The goal of this strategy is to capture upside price movements in rising markets and reduce downside risk when markets decline. To implement this strategy, the Sub-Advisor employs volatility forecasting models to forecast future expected volatility. The strategy is largely quantitative and rules-based, but also includes multiple parameters over which the Sub-Advisor may exercise discretion (including, but not limited to, the number of holdings and the weightings of particular holdings) in connection with its active management of the Fund.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (8/24/16)
                                                                 to 1/31/17

FUND PERFORMANCE
NAV                                                                 2.01%
Market Price                                                        2.01%

INDEX PERFORMANCE
S&P 500(R) Index                                                    5.65%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on Page 6.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
----------------------------------------------------------
Financials                                        22.5%
Industrials                                       22.1
Information Technology                            16.7
Consumer Staples                                  16.3
Consumer Discretionary                             8.1
Materials                                          6.8
Health Care                                        4.9
Telecommunication Services                         1.7
Utilities                                          0.9
                                                 ------
   Total                                         100.0%
                                                 ======


----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
United Parcel Service, Inc., Class B               3.4%
Allstate (The) Corp.                               3.3
Johnson & Johnson                                  3.2
Walt Disney (The) Co.                              2.9
Chubb Ltd.                                         2.5
Verisk Analytics, Inc.                             2.4
Republic Services, Inc.                            2.4
PepsiCo, Inc.                                      2.4
3M Co.                                             2.4
Berkshire Hathaway, Inc., Class B                  2.1
                                                 ------
   Total                                          27.0%
                                                 ======

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       AUGUST 24, 2016 - JANUARY 31, 2017

             First Trust Horizon Managed            S&P 500(R)
               Volatility Domestic ETF                Index
8/24/16               $10,000                        $10,000
1/31/17                10,201                         10,565

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 25, 2016 (commencement of trading) through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/25/16 - 1/31/17         72               1               0             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/25/16 - 1/31/17         36               0               0             0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)

The investment objective of First Trust Horizon Managed Volatility Developed International ETF (the "Fund") is to provide capital appreciation. Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets (including investment borrowings) in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") believes exhibit low future expected volatility. The term "developed market companies" means those companies (i) whose securities are traded principally on a stock exchange in a developed market country, (ii) with a primary business office in a developed market country, or (iii) that have at least 50% of their assets in, or derive at least 50% of their revenues or profits from, a developed market country. The Sub-Advisor considers Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States to be developed market countries. However, this list may change in response to market and geopolitical events. Under normal market conditions, the Fund will invest in at least three countries and at least 40% of its net assets in countries other than the United States.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                 CUMULATIVE
                                                                TOTAL RETURNS
                                                             Inception (8/24/16)
                                                                 to 1/31/17

FUND PERFORMANCE
NAV                                                                -3.71%
Market Price                                                       -3.11%

INDEX PERFORMANCE
MSCI EAFE Index                                                     2.03%
--------------------------------------------------------------------------------
(See Notes to Fund Performance Overview on Page 6.)

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) (CONTINUED)

----------------------------------------------------------
                                               % OF TOTAL
SECTOR ALLOCATION                              INVESTMENTS
----------------------------------------------------------
Financials                                        22.8%
Industrials                                       22.5
Consumer Staples                                  12.3
Utilities                                          8.4
Real Estate                                        7.4
Telecommunication Services                         7.0
Consumer Discretionary                             5.8
Materials                                          5.5
Health Care                                        5.1
Information Technology                             2.5
Energy                                             0.7
                                                 ------
   Total                                         100.0%
                                                 ======


----------------------------------------------------------
                                               % OF TOTAL
TOP TEN HOLDINGS                               INVESTMENTS
----------------------------------------------------------
BASF SE                                            2.0%
MAN SE                                             2.0
Swisscom AG                                        1.9
Hang Seng Bank Ltd.                                1.6
Singapore Exchange Ltd.                            1.6
Oversea-Chinese Banking Corp., Ltd.                1.6
Pargesa Holding S.A.                               1.5
Groupe Bruxelles Lambert S.A.                      1.5
Hong Kong & China Gas Co., Ltd.                    1.5
Singapore Airlines Ltd.                            1.5
                                                 ------
   Total                                          16.7%
                                                 ======


                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       AUGUST 24, 2016 - JANUARY 31, 2017

            First Trust Horizon Managed Volatility         MSCI EAFE
                  Developed International ETF                Index
8/24/16                    $10,000                          $10,000
1/31/17                      9,629                           10,203

Performance figures assume reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH JANUARY 31, 2017

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period August 25, 2016 (commencement of trading) through January 31, 2017. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/25/16 - 1/31/17         60              42               1             0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD        0.00%-0.49%     0.50%-0.99%     1.00%-1.99%     >=2.00%
8/25/16 - 1/31/17          6               0               0             0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE TRADED FUND III
                               SEMI-ANNUAL REPORT
                                JANUARY 31, 2017


                               INVESTMENT ADVISOR

First Trust Advisors L.P. ("First Trust" or the "Advisor"), 120 East Liberty Drive, Wheaton, Illinois 60187, is the investment advisor to the Funds.

                                  SUB-ADVISOR

Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") serves as the investment sub-advisor to the Funds.

                           PORTFOLIO MANAGEMENT TEAM

The following persons serve as portfolio managers of the Funds:

MICHAEL DICKSON, PHD, PORTFOLIO MANAGER OF HORIZON
SCOTT LADNER, PORTFOLIO MANAGER OF HORIZON
STEVEN CLARK, PHD, PORTFOLIO MANAGER OF HORIZON

The portfolio managers are primarily and jointly responsible for the day-to-day management of the Funds. Each portfolio manager has served as part of the portfolio management team of the Funds since 2016.

FIRST TRUST EXCHANGE-TRADED FUND III
UNDERSTANDING YOUR FUND EXPENSES
JANUARY 31, 2017 (UNAUDITED)

As a shareholder of First Trust Horizon Managed Volatility Domestic ETF and/or First Trust Horizon Managed Volatility Developed International ETF (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees, if any, and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended January 31, 2017.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------------------------------------------------------
                                                                                           ANNUALIZED         EXPENSES PAID
                                                                                          EXPENSE RATIO     DURING THE PERIOD
                                                     BEGINNING            ENDING          BASED ON THE     AUGUST 24, 2016 (a)
                                                   ACCOUNT VALUE       ACCOUNT VALUE     NUMBER OF DAYS            TO
                                                AUGUST 24, 2016 (a)  JANUARY 31, 2017     IN THE PERIOD   JANUARY 31, 2017 (b)
------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
Actual                                              $1,000.00           $1,020.10             0.70%                $3.12
Hypothetical (5% return before expenses)            $1,000.00           $1,021.68             0.70%                $3.57

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)
Actual                                              $1,000.00           $  962.90             0.80%                $3.46
Hypothetical (5% return before expenses)            $1,000.00           $1,021.17             0.80%                $4.08

(a)   Inception Date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (August 24, 2016 through January 31, 2017), multiplied by 161/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                 DESCRIPTION                VALUE
-------------  ---------------------------------  -------------
COMMON STOCKS -- 99.5%
               AEROSPACE & DEFENSE -- 4.6%
        2,795  Boeing (The) Co.                   $     456,759
        3,061  General Dynamics Corp.                   554,286
        2,333  Northrop Grumman Corp.                   534,443
        3,143  Raytheon Co.                             453,095
        5,733  United Technologies Corp.                628,738
                                                  -------------
                                                      2,627,321
                                                  -------------
               AIR FREIGHT & LOGISTICS -- 4.4%
       11,169  Expeditors International of
                  Washington, Inc.                      581,682
       17,740  United Parcel Service, Inc.,
                  Class B                             1,935,966
                                                  -------------
                                                      2,517,648
                                                  -------------
               BANKS -- 1.1%
       11,878  U.S. Bancorp                             625,377
                                                  -------------
               BEVERAGES -- 4.9%
       10,612  Brown-Forman Corp., Class B              483,907
       22,894  Coca-Cola (The) Co.                      951,704
       13,092  PepsiCo, Inc.                          1,358,688
                                                  -------------
                                                      2,794,299
                                                  -------------
               CAPITAL MARKETS -- 1.3%
       10,388  Nasdaq, Inc.                             732,770
                                                  -------------
               CHEMICALS -- 6.8%
        6,146  Air Products & Chemicals, Inc.           858,965
       14,718  Dow Chemical (The) Co.                   877,634
        7,189  E.I. du Pont de Nemours & Co.            542,769
        9,006  Ecolab, Inc.                           1,081,891
        4,165  Praxair, Inc.                            493,303
                                                  -------------
                                                      3,854,562
                                                  -------------
               COMMERCIAL SERVICES & SUPPLIES
                 -- 4.2%
       23,810  Republic Services, Inc.                1,366,218
       14,482  Waste Management, Inc.                 1,006,499
                                                  -------------
                                                      2,372,717
                                                  -------------
               COMMUNICATIONS EQUIPMENT
                 -- 3.1%
       26,017  Cisco Systems, Inc.                      799,242
        4,846  Harris Corp.                             497,733
        5,696  Motorola Solutions, Inc.                 459,724
                                                  -------------
                                                      1,756,699
                                                  -------------
               DIVERSIFIED FINANCIAL SERVICES
                 -- 2.1%
        7,312  Berkshire Hathaway, Inc.,
                  Class B (a)                         1,200,192
                                                  -------------
               DIVERSIFIED TELECOMMUNICATION
                 SERVICES -- 1.7%
       10,835  AT&T, Inc.                               456,803
       10,088  Verizon Communications, Inc.             494,413
                                                  -------------
                                                        951,216
                                                  -------------

    SHARES                 DESCRIPTION                VALUE
-------------  ---------------------------------  -------------
               ELECTRIC UTILITIES -- 0.9%
       10,447  Southern (The) Co.                 $     516,395
                                                  -------------
               ELECTRONIC EQUIPMENT,
                 INSTRUMENTS & COMPONENTS
                 -- 2.4%
       11,048  Amphenol Corp., Class A                  745,630
       24,182  Corning, Inc.                            640,581
                                                  -------------
                                                      1,386,211
                                                  -------------
               FOOD & STAPLES RETAILING -- 2.1%
        3,544  Costco Wholesale Corp.                   581,039
        9,085  Wal-Mart Stores, Inc.                    606,333
                                                  -------------
                                                      1,187,372
                                                  -------------
               FOOD PRODUCTS -- 1.0%
        5,699  McCormick & Co., Inc.                    544,539
                                                  -------------
               HEALTH CARE EQUIPMENT
                 & SUPPLIES -- 1.7%
       11,575  Danaher Corp.                            971,374
                                                  -------------
               HOTELS, RESTAURANTS & LEISURE
                 -- 3.6%
        7,699  McDonald's Corp.                         943,666
       11,576  Starbucks Corp.                          639,227
        7,028  Yum! Brands, Inc.                        460,545
                                                  -------------
                                                      2,043,438
                                                  -------------
               HOUSEHOLD PRODUCTS -- 6.5%
        5,516  Clorox (The) Co.                         661,920
       16,905  Colgate-Palmolive Co.                  1,091,725
        7,301  Kimberly-Clark Corp.                     884,370
       11,783  Procter & Gamble (The) Co.             1,032,191
                                                  -------------
                                                      3,670,206
                                                  -------------
               INDUSTRIAL CONGLOMERATES -- 5.1%
        7,693  3M Co.                                 1,344,890
       34,032  General Electric Co.                   1,010,750
        4,749  Honeywell International, Inc.            561,902
                                                  -------------
                                                      2,917,542
                                                  -------------
               INSURANCE -- 17.9%
       12,066  AFLAC, Inc.                              844,499
       24,501  Allstate (The) Corp.                   1,842,720
        4,525  Aon PLC                                  509,968
       15,967  Arthur J. Gallagher & Co.                859,504
       10,872  Chubb Ltd.                             1,429,559
        9,403  Cincinnati Financial Corp.               663,664
       12,122  Loews Corp.                              564,643
       16,360  Marsh & McLennan Cos., Inc.            1,112,807
       21,251  Progressive (The) Corp.                  795,637
       10,492  Torchmark Corp.                          771,582
        6,658  Travelers (The) Cos., Inc.               784,179
                                                  -------------
                                                     10,178,762
                                                  -------------
               INTERNET SOFTWARE & SERVICES
                 -- 0.9%
          604  Alphabet, Inc., Class A (a)              495,395
                                                  -------------


                        See Notes to Financial Statements                 Page 9

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)
PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

    SHARES                 DESCRIPTION                VALUE
-------------  ---------------------------------  -------------
COMMON STOCKS (CONTINUED)
               IT SERVICES -- 7.7%
        6,535 Automatic Data Processing, Inc. $ 659,970 6,820 Fidelity National Information
                  Services, Inc.                        541,644
        5,626  Fiserv, Inc. (a)                         604,401
        4,961  International Business Machines
                  Corp.                                 865,794
        4,385  MasterCard, Inc., Class A                466,257
       12,359  Paychex, Inc.                            745,124
        6,150  Visa, Inc., Class A                      508,667
                                                  -------------
                                                      4,391,857
                                                  -------------
               MACHINERY -- 1.2%
        5,412  Illinois Tool Works, Inc.                688,406
                                                  -------------
               MEDIA -- 4.4%
       11,653  Comcast Corp., Class A                   878,869
       14,761  Walt Disney (The) Co.                  1,633,305
                                                  -------------
                                                      2,512,174
                                                  -------------
               PERSONAL PRODUCTS -- 0.8%
        5,788  Estee Lauder (The) Cos., Inc.,
                  Class A                               470,043
                                                  -------------
               PHARMACEUTICALS -- 3.2%
       16,018  Johnson & Johnson                      1,814,039
                                                  -------------
               PROFESSIONAL SERVICES -- 2.4%
       16,755  Verisk Analytics, Inc. (a)             1,384,633
                                                  -------------
               SOFTWARE -- 2.5%
        5,638  Intuit, Inc.                             668,554
       17,911  Oracle Corp.                             718,410
                                                  -------------
                                                      1,386,964
                                                  -------------
               TOBACCO -- 1.0%
        7,680  Altria Group, Inc.                       546,662
                                                  -------------

               TOTAL INVESTMENTS -- 99.5%            56,538,813
               (Cost $55,172,547) (b)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.5%                   284,423
                                                  -------------
               NET ASSETS -- 100.0%               $  56,823,236
                                                  =============

(a)   Non-income producing security.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,842,198 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $475,932.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                              LEVEL 2      LEVEL 3
                      TOTAL       LEVEL 1   SIGNIFICANT  SIGNIFICANT
                    VALUE AT      QUOTED     OBSERVABLE  UNOBSERVABLE
                    1/31/2017     PRICES       INPUT        INPUT
---------------------------------------------------------------------
Common Stocks*     $56,538,813  $56,538,813  $       --   $       --
                   =================================================

* See Portfolio of Investments for industry breakdown.

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at January 31, 2017.


Page 10                 See Notes to Financial Statements

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)

PORTFOLIO OF INVESTMENTS
JANUARY 31, 2017 (UNAUDITED)

    SHARES                 DESCRIPTION                VALUE
-------------  ---------------------------------  -------------
COMMON STOCKS (a) -- 95.5%
               AUSTRALIA -- 5.5%
        2,943  ASX Ltd.                           $     111,353
      117,873  AusNet Services                          141,244
        4,266  Australia & New Zealand
                  Banking Group Ltd.                     94,763
       10,743  Brambles Ltd.                             84,815
        2,218  Commonwealth Bank of Australia           137,363
       16,709  Insurance Australia Group Ltd.            73,118
        4,808  National Australia Bank Ltd.             110,595
        9,108  SEEK Ltd.                                 99,744
        8,986  Suncorp Group Ltd.                        88,799
       61,337  Telstra Corp., Ltd.                      232,590
        5,613  Wesfarmers Ltd.                          171,383
        3,714  Westpac Banking Corp.                     89,318
                                                  -------------
                                                      1,435,085
                                                  -------------
               BELGIUM -- 3.9%
        2,378  Colruyt S.A.                             116,236
        4,627  Groupe Bruxelles Lambert S.A.            393,544
        6,245  Proximus S.A.                            179,087
          864  Solvay S.A.                              101,057
        2,345  Telenet Group Holding N.V. (b)           125,609
        1,908  Umicore S.A.                             106,692
                                                  -------------
                                                      1,022,225
                                                  -------------
               BERMUDA -- 1.1%
       16,142  Cheung Kong Infrastructure
                  Holdings Ltd.                         130,132
      146,822  Shangri-La Asia Ltd.                     163,684
                                                  -------------
                                                        293,816
                                                  -------------
               CAYMAN ISLANDS -- 0.7%
       15,012  CK Hutchison Holdings Ltd.               180,808
                                                  -------------
               DENMARK -- 3.7%
        1,388  Carlsberg A.S., Class B                  125,331
        2,419  Chr Hansen Holding A.S.                  147,490
        1,782  Coloplast A.S., Class B                  127,484
        3,308  Danske Bank A.S.                         110,115
        6,654  ISS A.S.                                 236,372
        5,066  Tryg A.S.                                 96,710
        6,478  William Demant Holding A.S. (b)          121,126
                                                  -------------
                                                        964,628
                                                  -------------
               FRANCE -- 12.7%
        2,069  Aeroports de Paris                       229,379
        1,253  Arkema S.A.                              123,629
       14,320  Bureau Veritas S.A.                      280,107
          549  Christian Dior SE                        117,788
        1,669  Cie Generale des Etablissements
                  Michelin                              179,051
        1,925  Danone S.A.                              120,505
        1,710  Dassault Systemes SE                     132,317
        1,559  Eiffage S.A.                             112,050
        3,188  Eurazeo S.A.                             196,094
          986  L'Oreal S.A.                             179,190
        2,638  Legrand S.A.                             153,150
        1,699  Pernod Ricard S.A.                       198,722
        1,292  Remy Cointreau S.A.                      117,281
        1,544  Sanofi                                   124,156

    SHARES                 DESCRIPTION                VALUE
-------------  ---------------------------------  -------------
               FRANCE (CONTINUED)
          852  SEB S.A.                           $     107,195
        1,633  Societe BIC S.A.                         213,390
        1,353  Sodexo S.A.                              149,489
        1,464  Thales S.A.                              137,146
        1,834  Vinci S.A.                               128,489
        2,346  Wendel S.A.                              277,310
                                                  -------------
                                                      3,276,438
                                                  -------------
               GERMANY -- 10.2%
        3,166  Axel Springer SE                         166,510
        5,480  BASF SE                                  527,204
          925  Bayer AG                                 102,150
        2,374  Beiersdorf AG                            209,990
        6,110  Deutsche Post AG                         204,171
       15,062  Deutsche Telekom AG                      262,752
        1,869  Fraport AG Frankfurt Airport
                  Services Worldwide                    111,492
        1,815  Henkel AG & Co., KGaA                    190,914
        5,058  MAN SE                                   523,898
        1,176  Merck KGaA                               129,044
          504  Muenchener Rueckversicherungs-
                  Gesellschaft AG in Muenchen            94,559
        1,331  SAP SE                                   121,598
                                                  -------------
                                                      2,644,282
                                                  -------------
               HONG KONG -- 6.5%
       19,026  CLP Holdings Ltd.                        185,996
       20,364  Hang Seng Bank Ltd.                      417,049
      202,564  Hong Kong & China Gas Co., Ltd.          382,733
        3,524  Hong Kong Exchanges and
                  Clearing Ltd.                          85,705
       32,626  MTR Corp., Ltd.                          166,517
       28,792  Power Assets Holdings Ltd.               276,643
       16,138  Swire Pacific Ltd., Class A              164,627
                                                  -------------
                                                      1,679,270
                                                  -------------
               ISRAEL -- 1.7%
       17,252  Bank Leumi Le-Israel BM (b)               71,259
        1,594  Check Point Software
                  Technologies Ltd. (b)                 157,439
        1,055  Elbit Systems Ltd.                       116,008
        6,096  Mizrahi Tefahot Bank Ltd.                 93,747
                                                  -------------
                                                        438,453
                                                  -------------
               JAPAN -- 0.4%
       19,000  Tobu Railway Co., Ltd.                    96,422
                                                  -------------
               JERSEY -- 0.6%
        8,281  Experian PLC                             159,284
                                                  -------------
               NETHERLANDS -- 3.2%
        2,149  Akzo Nobel N.V.                          145,663
        3,920  Heineken Holding N.V.                    274,972
        1,972  Heineken N.V.                            147,375
        3,494  Koninklijke Philips N.V.                 102,347
        8,612  RELX N.V.                                145,260
                                                  -------------
                                                        815,617
                                                  -------------
               NEW ZEALAND -- 0.5%
       34,071  Contact Energy Ltd.                      119,240
                                                  -------------


                        See Notes to Financial Statements                Page 11

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)

JANUARY 31, 2017 (UNAUDITED)

    SHARES                 DESCRIPTION                VALUE
-------------  ---------------------------------  -------------
COMMON STOCKS (a) (CONTINUED)
               NORWAY -- 0.9%
        5,740  Gjensidige Forsikring ASA          $      98,751
       13,597  Orkla ASA                                126,771
                                                  -------------
                                                        225,522
                                                  -------------
               SINGAPORE -- 10.5%
      124,100  CapitaLand Ltd.                          289,700
       12,600  DBS Group Holdings Ltd.                  169,597
       60,500  Oversea-Chinese Banking Corp.,
                  Ltd.                                  403,090
       54,100  Singapore Airlines Ltd.                  380,026
       77,100  Singapore Exchange Ltd.                  405,919
      105,700  Singapore Press Holdings Ltd.            258,747
       53,100  Singapore Technologies
                  Engineering Ltd.                      124,334
       55,600  Singapore Telecommunications
                  Ltd.                                  152,675
       24,300  United Overseas Bank Ltd.                360,703
       35,700  UOL Group Ltd.                           161,357
                                                  -------------
                                                      2,706,148
                                                  -------------
               SPAIN -- 5.8%
       15,539  Abertis Infraestructuras S.A.            222,176
        2,262  Amadeus IT Group S.A.                    104,376
        7,199  Enagas S.A.                              176,409
       13,078  Endesa S.A.                              268,872
        5,291  Ferrovial S.A.                            95,670
       34,227  Iberdrola S.A.                           215,555
        3,137  Industria de Diseno Textil S.A.          103,404
       10,218  Red Electrica Corp., S.A.                182,331
       16,946  Zardoya Otis SA                          142,687
                                                  -------------
                                                      1,511,480
                                                  -------------
               SWEDEN -- 5.9%
        4,478  ICA Gruppen AB                           146,262
        8,063  Industrivarden AB, Class C               156,151
        4,062  Investor AB, Class B                     162,023
        3,946  Kinnevik AB, Class B                     101,186
        1,582  L E Lundbergforetagen AB,
                  Class B                               101,824
        6,061  Nordea Bank AB                            73,241
        9,421  Skandinaviska Enskilda
                  Banken AB, Class A                    105,819
        5,718  Swedbank AB, Class A                     144,534
        6,212  Swedish Match AB                         202,117
       16,280  Tele2 AB, Class B                        143,591
       47,880  Telia Co., AB                            194,156
                                                  -------------
                                                      1,530,904
                                                  -------------
               SWITZERLAND -- 14.3%
        8,301  ABB Ltd.                                 196,546
        1,309  Baloise Holding AG                       167,999
          775  Geberit AG                               330,191
        2,770  Kuehne + Nagel International AG          377,339
        5,185  Nestle S.A.                              378,834
        2,062  Novartis AG                              150,970
        5,932  Pargesa Holding S.A.                     393,548
          186  Partners Group Holding AG                 93,747
          822  Roche Holding AG                         193,549

    SHARES                 DESCRIPTION                VALUE
-------------  ---------------------------------  -------------
               SWITZERLAND (CONTINUED)
        1,174  Schindler Holding AG               $     223,043
        1,521  Sonova Holding AG                        200,433
          271  Swiss Life Holding AG                     81,912
        2,549  Swiss Prime Site AG                      211,998
        1,196  Swiss Re AG                              111,315
        1,102  Swisscom AG                              484,432
          333  Zurich Insurance Group AG                 95,402
                                                  -------------
                                                      3,691,258
                                                  -------------
               UNITED KINGDOM -- 7.4%
        4,919  Bunzl PLC                                129,269
        3,480  Croda International PLC                  146,570
        6,834  Diageo PLC                               189,439
        8,642  GlaxoSmithKline PLC                      166,119
        2,864  Johnson Matthey PLC                      117,131
       19,662  Merlin Entertainments PLC (c)            118,010
        2,032  Reckitt Benckiser Group PLC              173,928
        5,481  RELX PLC                                  98,117
       16,779  RSA Insurance Group PLC                  121,054
       17,159  Sage Group (The) PLC                     132,322
        4,529  Severn Trent PLC                         129,333
        7,380  SSE PLC                                  138,239
        2,519  Unilever PLC                             102,276
       59,094  Vodafone Group PLC                       144,480
                                                  -------------
                                                      1,906,287
                                                  -------------
               TOTAL COMMON STOCKS                   24,697,167
               (Cost $24,342,642)                 -------------

REAL ESTATE INVESTMENT TRUSTS (A) -- 4.2%
               AUSTRALIA -- 1.3%
       30,493  GPT (The) Group                          108,229
       33,306  Stockland                                109,878
       18,084  Westfield Corp.                          120,554
                                                  -------------
                                                        338,661
                                                  -------------
               FRANCE -- 2.0%
        2,152  Fonciere Des Regions                     178,994
          764  Gecina S.A.                               98,391
        1,974  ICADE                                    139,619
        2,750  Klepierre                                104,347
                                                  -------------
                                                        521,351
                                                  -------------
               SINGAPORE -- 0.9%
       62,000  Ascendas Real Estate Investment
                  Trust                                 108,220
       90,800  CapitaLand Mall Trust                    124,988
                                                  -------------
                                                        233,208
                                                  -------------
               TOTAL REAL ESTATE
                  INVESTMENT TRUSTS                   1,093,220
               (Cost $1,134,969)                  -------------

               TOTAL INVESTMENTS -- 99.7%            25,790,387
               (Cost $25,477,611) (d)
               NET OTHER ASSETS AND
                  LIABILITIES -- 0.3%                    70,519
                                                  -------------
               NET ASSETS -- 100.0%               $  25,860,906
                                                  =============


Page 12                 See Notes to Financial Statements

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV) PORTFOLIO OF INVESTMENTS (CONTINUED)
JANUARY 31, 2017 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation. For a breakdown of the portfolio securities by sector, please see the Fund Performance Overview.

(b)   Non-income producing security.

(c) This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of January 31, 2017, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $649,540 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $336,764.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of January 31, 2017 is as follows (see Note 2A -- Portfolio Valuation in the Notes to Financial Statements):

                                              LEVEL 2      LEVEL 3
                      TOTAL       LEVEL 1   SIGNIFICANT  SIGNIFICANT
                    VALUE AT      QUOTED     OBSERVABLE  UNOBSERVABLE
                    1/31/2017     PRICES       INPUT        INPUT
---------------------------------------------------------------------
Common Stocks*     $24,697,167  $24,697,167  $       --   $       --
Real Estate
   Investment
   Trusts*           1,093,220    1,093,220          --           --
                   -------------------------------------------------
Total Investments  $25,790,387  $25,790,387  $       --   $       --
                   =================================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between levels at January 31, 2017.

----------------------------------------------------------
CURRENCY EXPOSURE                              % OF TOTAL
DIVERSIFICATION                                INVESTMENTS
----------------------------------------------------------
Euro                                              38.0%
Swiss Franc                                       14.3
Singapore Dollar                                  11.4
Hong Kong Dollar                                   8.3
British Pound Sterling                             8.0
Australian Dollar                                  6.9
Swedish Krona                                      5.9
Danish Krone                                       3.7
Israeli Shekel                                     1.1
Norwegian Krone                                    0.9
US Dollar                                          0.6
New Zealand Dollar                                 0.5
Japanese Yen                                       0.4
                                                 ------
   Total                                         100.0%
                                                 ======


                        See Notes to Financial Statements                Page 13

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF ASSETS AND LIABILITIES
JANUARY 31, 2017 (UNAUDITED)

                                                                                                                FIRST TRUST
                                                                                                FIRST TRUST       HORIZON
                                                                                                  HORIZON         MANAGED
                                                                                                  MANAGED        VOLATILITY
                                                                                                 VOLATILITY      DEVELOPED
                                                                                                  DOMESTIC     INTERNATIONAL
                                                                                                    ETF             ETF
                                                                                                   (HUSV)          (HDMV)
                                                                                               --------------  --------------

ASSETS:
Investments, at value.......................................................................   $   56,538,813  $   25,790,387
Cash........................................................................................          247,008          65,980
Foreign currency............................................................................               --             730
Receivables:
   Dividends................................................................................           71,704          19,240
   Dividend reclaims........................................................................               --           2,042
                                                                                               --------------  --------------
   Total Assets.............................................................................       56,857,525      25,878,379
                                                                                               --------------  --------------

LIABILITIES:
Payables:
   Investment advisory fees.................................................................           34,289          17,473
                                                                                               --------------  --------------
   Total Liabilities........................................................................           34,289          17,473
                                                                                               --------------  --------------
NET ASSETS..................................................................................   $   56,823,236  $   25,860,906
                                                                                               ==============  ==============

NET ASSETS CONSIST OF:
Paid-in capital.............................................................................   $   54,927,339  $   25,809,112
Par value...................................................................................           28,000           9,000
Accumulated net investment income (loss)....................................................           63,812          (8,934)
Accumulated net realized gain (loss) on investments and foreign currency transactions.......          437,819        (261,748)
Net unrealized appreciation (depreciation) on investments and foreign currency
   translation .............................................................................        1,366,266         313,476
                                                                                               --------------  --------------
NET ASSETS..................................................................................   $   56,823,236  $   25,860,906
                                                                                               ==============  ==============
NET ASSET VALUE, per share..................................................................   $        20.29  $        28.73
                                                                                               ==============  ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)...............................................................        2,800,002         900,002
                                                                                               ==============  ==============
Investments, at cost........................................................................   $   55,172,547  $   25,477,611
                                                                                               ==============  ==============
Foreign currency, at cost (proceeds)........................................................   $           --  $          697
                                                                                               ==============  ==============


Page 14                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF OPERATIONS
FOR THE PERIOD AUGUST 24, 2016 (A) THROUGH JANUARY 31, 2017 (UNAUDITED)

                                                                                                                FIRST TRUST
                                                                                                FIRST TRUST       HORIZON
                                                                                                  HORIZON         MANAGED
                                                                                                  MANAGED        VOLATILITY
                                                                                                 VOLATILITY      DEVELOPED
                                                                                                  DOMESTIC     INTERNATIONAL
                                                                                                    ETF             ETF
                                                                                                   (HUSV)          (HDMV)
                                                                                               --------------  --------------

INVESTMENT INCOME:
Dividends...................................................................................   $      368,499  $       97,073
Interest....................................................................................              121              55
Foreign tax withholding.....................................................................               --          (7,076)
Other.......................................................................................                8              --
                                                                                               --------------  --------------
   Total investment income..................................................................          368,628          90,052
                                                                                               --------------  --------------

EXPENSES:
Investment advisory fees....................................................................          102,181          54,436
                                                                                               --------------  --------------
   Total expenses...........................................................................          102,181          54,436
                                                                                               --------------  --------------
NET INVESTMENT INCOME (LOSS)................................................................          266,447          35,616
                                                                                               --------------  --------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..............................................................................         (481,970)       (555,409)
   In-kind redemptions......................................................................          919,789         273,099
   Foreign currency transactions............................................................               --          20,562
                                                                                               --------------  --------------
Net realized gain (loss)....................................................................          437,819        (261,748)
                                                                                               --------------  --------------
Net change in unrealized appreciation (depreciation) on:
   Investments..............................................................................        1,366,266         312,776
   Foreign currency translation.............................................................               --             700
                                                                                               --------------  --------------
Net change in unrealized appreciation (depreciation)........................................        1,366,266         313,476
                                                                                               --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS).....................................................        1,804,085          51,728
                                                                                               --------------  --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS..........................................................................   $    2,070,532  $       87,344
                                                                                               ==============  ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


                        See Notes to Financial Statements                Page 15

FIRST TRUST EXCHANGE-TRADED FUND III
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD AUGUST 24, 2016 (A) THROUGH JANUARY 31, 2017 (UNAUDITED)

                                                                                                                FIRST TRUST
                                                                                                FIRST TRUST       HORIZON
                                                                                                  HORIZON         MANAGED
                                                                                                  MANAGED        VOLATILITY
                                                                                                 VOLATILITY      DEVELOPED
                                                                                                  DOMESTIC     INTERNATIONAL
                                                                                                    ETF             ETF
                                                                                                   (HUSV)          (HDMV)
                                                                                               --------------  --------------

OPERATIONS:
Net investment income (loss)................................................................   $      266,447  $       35,616
Net realized gain (loss)....................................................................          437,819        (261,748)
Net change in unrealized appreciation (depreciation)........................................        1,366,266         313,476
                                                                                               --------------  --------------
Net increase (decrease) in net assets resulting from operations.............................        2,070,532          87,344
                                                                                               --------------  --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................................................................         (202,635)        (44,550)
                                                                                               --------------  --------------

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold...................................................................       71,182,135      31,466,526
Cost of shares redeemed.....................................................................      (16,226,796)     (5,648,414)
                                                                                               --------------  --------------
Net increase (decrease) in net assets resulting from shareholder transactions...............       54,955,339      25,818,112
                                                                                               --------------  --------------
Total increase (decrease) in net assets.....................................................       56,823,236      25,860,906

NET ASSETS:
Beginning of period.........................................................................               --              --
                                                                                               --------------  --------------
End of period...............................................................................   $   56,823,236  $   25,860,906
                                                                                               ==============  ==============

Accumulated net investment income (loss) at end of period...................................   $       63,812  $       (8,934)
                                                                                               ==============  ==============

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period.....................................................               --              --
Shares sold.................................................................................        3,600,002       1,100,002
Shares redeemed.............................................................................         (800,000)       (200,000)
                                                                                               --------------  --------------
Shares outstanding, end of period...........................................................        2,800,002         900,002
                                                                                               ==============  ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.


Page 16                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST HORIZON MANAGED VOLATILITY DOMESTIC ETF (HUSV)

                                                 FOR THE PERIOD
                                                 8/24/2016 (a)
                                                    THROUGH
                                                   1/31/2017
                                                  (UNAUDITED)
                                                 --------------

Net asset value, beginning of period .........     $    19.96
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................           0.09
Net realized and unrealized gain (loss) ......           0.31
                                                   ----------
Total from investment operations .............           0.40
                                                   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ........................          (0.07)
                                                   ----------
Net asset value, end of period ...............     $    20.29
                                                   ==========
TOTAL RETURN (b)..............................           2.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........     $   56,823
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets ....................................           0.70% (c)
Ratio of net investment income (loss) to
   average net assets ........................           1.83% (c)
Portfolio turnover rate (d)...................             70%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 17

FIRST TRUST EXCHANGE-TRADED FUND III
FINANCIAL HIGHLIGHTS (CONTINUED)
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

FIRST TRUST HORIZON MANAGED VOLATILITY DEVELOPED INTERNATIONAL ETF (HDMV)


                                                 FOR THE PERIOD
                                                 8/24/2016 (a)
                                                    THROUGH
                                                   1/31/2017
                                                  (UNAUDITED)
                                                 --------------

Net asset value, beginning of period .........     $    29.89
                                                   ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................           0.04
Net realized and unrealized gain (loss) ......          (1.15)
                                                   ----------
Total from investment operations .............          (1.11)
                                                   ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ........................          (0.05)
                                                   ----------
Net asset value, end of period ...............     $    28.73
                                                   ==========
TOTAL RETURN (b)..............................          (3.71)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........     $   25,861
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets ....................................           0.80% (c)
Ratio of net investment income (loss) to
   average net assets ........................           0.52% (c)
Portfolio turnover rate (d)...................             69%

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 18                 See Notes to Financial Statements

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust consists of ten funds that are currently offering shares. This report covers the following funds, each a non-diversified series of the Trust:

      First Trust Horizon Managed Volatility Domestic ETF - (NYSE Arca, Inc. ("NYSE Arca") ticker "HUSV") (1)

      First Trust Horizon Managed Volatility Developed International ETF - (NYSE Arca ticker "HDMV") (1)

      (1)   Commenced investment operations on August 24, 2016.

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed in-kind for securities in which a Fund invests and, in certain circumstances, for cash. Except when aggregated in Creation Units, the shares are not redeemable securities of a Fund.

Each Fund is an actively managed exhange-traded fund. The investment objective of each Fund is to provide capital appreciation.

Under normal market conditions, HUSV seeks to achieve its investment objective by investing at least 80% of its net assets in common stocks of domestic companies listed and traded on U.S. national securities exchanges that Horizon Investments, LLC ("Horizon" or the "Sub-Advisor") believes exhibit low future expected volatility.

Under normal market conditions, HDMV seeks to achieve its investment objective by investing at least 80% of its net assets in common stocks and depositary receipts of developed market companies listed and traded on non-U.S. exchanges that Horizon believes exhibit low future expected volatility.

There can be no assurance that a Fund will achieve its investment objective. The Funds may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies." The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. Each Fund's NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service, or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

      Common stocks, real estate investment trusts ("REITs") and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC ("Nasdaq") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended), for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or third-party pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Because foreign markets may be open on different days than the days during which investors may transact in the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to transact in the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of January 31, 2017, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investment in REITs may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received and are shown in "Net realized gain (loss) on foreign currency transactions" on the Statements of Operations. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase settlement date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income, if any, are declared and paid quarterly by each Fund, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

E. INCOME TAXES

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of each Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of January 31, 2017, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

F. EXPENSES

Expenses, other than the investment advisory fee and other excluded expenses, are paid by the Advisor (see Note 3).

G. NEW AND AMENDED FINANCIAL REPORTING RULES AND FORMS

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms. The new and amended rules and forms are intended to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC and investors. The new and amended rules and forms will be effective for the First Trusts funds, including the Funds, for reporting periods beginning on and after June 1, 2018. Management is evaluating the new and amended rules and forms to determine the impact to the Funds.

H. NEW ACCOUNTING PRONOUNCEMENT

In December 2016, FASB released Accounting Standards Update ("ASU") 2016-19 that makes technical changes to various sections of the ASC, including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. At this time, management is evaluating the implications of the ASU and has not yet determined its impact on the financial statements and disclosures.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for supervising the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

HUSV and HDMV have agreed to pay First Trust an annual unitary management fee of 0.70% and 0.80% of HUSV's and HDMV's average daily net assets, respectively. Pursuant to the Investment Management Agreement between First Trust and the Trust, First Trust manages the investment of the Funds' assets and is responsible for the expenses of each Fund including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services, including any compensation to Trustees, and excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions, acquired fund fees, if any, distribution and service fees payable pursuant to Rule 12b-1 plan, if any, expenses associated with the execution of portfolio transactions, and extraordinary expenses, which are paid by each respective Fund. First Trust also provides fund reporting services to each Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

Horizon serves as the Funds' sub-advisor and manages each Fund's portfolio subject to First Trust's supervision. The Sub-Advisor receives a sub-advisory fee from First Trust equal to 50% of any remaining monthly unitary management fee paid to the Advisor after the average Fund's expenses accrued during the most recent twelve months are subtracted from the unitary management fee for that month.

The Trust has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the service agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for each Fund. As custodian, BBH is responsible for custody of each Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of each Fund's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for each Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated equally among each fund in the First Trust Fund Complex. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund, or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Independent Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and Committee Chairmen rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended January 31, 2017, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                               PURCHASES          SALES
                                                                            --------------   --------------
First Trust Horizon Managed Volatility Domestic ETF                         $   22,665,574   $   22,661,218
First Trust Horizon Managed Volatility Developed International ETF              18,471,775       10,298,880

For the period ended January 31, 2017, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                               PURCHASES          SALES
                                                                            --------------   --------------
First Trust Horizon Managed Volatility Domestic ETF                         $   70,922,914   $   16,192,542
First Trust Horizon Managed Volatility Developed International ETF              23,252,353        5,665,327


                  5. CREATION, REDEMPTION AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares in transactions with broker-dealers or large institutional investors that have entered into a participation agreement (an "Authorized Participant"). In order to purchase Creation Units of a Fund, an Authorized Participant must deposit (i) a designated portfolio of securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposit Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Authorized Participants purchasing Creation Units must pay to BBH, as transfer agent, a creation transaction fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Authorized Participants redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

The standard Creation Transaction Fees and the Redemption Transaction Fees for each Fund are as follows:

                                                                               Creation          Redemption
                                                                           Transaction Fees   Transaction Fees
                                                                           ----------------   ----------------
First Trust Horizon Managed Volatility Domestic ETF                            $    500           $     500
First Trust Horizon Managed Volatility Developed International ETF                4,300               4,300


                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or to provide investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before August 22, 2018.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiting recognition or disclosure in the financial statements.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to portfolio investments during the most recent period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Form N-Qs are available (1) by calling (800) 988-5891; (2) on the Funds' website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN EACH FUND, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND III.

The following summarizes some of the risks that should be considered for the Funds.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant (as defined in the "Creation, Redemption and Transaction Fees" Section) may engage in creation or redemption transactions directly with each Fund. Each Fund has a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to each Fund and no other authorized participant is able to step forward to create or redeem, in either of these cases, Fund shares may trade at a discount to each Fund's net asset value and possibly face delisting.

CURRENCY EXCHANGE RATE RISK. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of HDMV's investment and the value of Fund shares. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the equity shares into depositary receipts and vice versa. Such restrictions may cause the equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

CYBER SECURITY RISK. As the use of Internet technology has become more prevalent in the course of business, each Fund has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause each Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause each Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to each Fund's digital information systems through "hacking" or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of each Fund's third party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which each Fund invests, can also subject each Fund to many of the same risks associated with direct cyber security breaches. The Funds have established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Funds do not directly control the cyber security systems of issuers or third party service providers.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

EQUITY SECURITIES RISK. Because each Fund invests in equity securities, the value of each Fund's shares will fluctuate with changes in the value of these equity securities. Equity securities prices fluctuate for several reasons, including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. In addition, common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

EUROPE INVESTMENT RISK. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. HDMV is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. Continuing uncertainty as to the status of the Euro and the European Monetary Union and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the European Union could have significant adverse effects on currency and financial markets, and on the values of a Fund's portfolio investments.

MANAGEMENT RISK. Each Fund is subject to management risk because it is an actively managed portfolio. In managing each Fund's investment portfolio, the Sub-Advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that either Fund will meet its investment objective.

MARKET MAKER RISK. If either Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between each Fund's net asset value and the price at which each Fund's shares are trading on NYSE Arca which could result in a decrease in value of each Fund's shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of each Fund's portfolio securities and the respective Fund's market price. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security owned by the Funds or shares of each Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

NEW FUND RISK. Each Fund currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected.

NON-DIVERSIFICATION RISK. Each Fund is classified as "non-diversified" under the 1940 Act. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Each Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, each Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PORTFOLIO TURNOVER RISK. High portfolio turnover may result in each Fund paying higher levels of transaction costs and generating greater tax liabilities for shareholders. As a result, high portfolio turnover may lower a Fund's performance returns.

SMALLER COMPANIES RISK. Mid capitalization companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

                     MANAGEMENT AND SUB-ADVISORY AGREEMENTS

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

The Board of Trustees of First Trust Exchange-Traded Fund III (the "Trust"), including the Independent Trustees, unanimously approved the Investment Management Agreement (the "Advisory Agreement") with First Trust Advisors L.P. ("First Trust" or the "Advisor") on behalf of First Trust Horizon Managed Volatility Domestic ETF and First Trust Horizon Managed Volatility Developed International ETF (each, a "Fund" and collectively, the "Funds") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Funds, the Advisor and Horizon Investments, LLC (the "Sub-Advisor"), for an initial two-year term at a meeting held on June 13, 2016. The Board of Trustees determined that the Agreements are in the best interests of each Fund in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements for the Funds, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to a peer group of funds compiled by Management Practice, Inc. ("MPI"), an independent source (the "MPI Peer Group"), and as compared to fees charged to other clients of the Advisor and the Sub-Advisor; the nature of expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; any fall out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"), and to the Sub-Advisor; and information on the Advisor's and Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and First Trust and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from each Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements for each Fund, the Board considered the nature, extent and quality of the services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that the Advisor will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Advisor to the Funds, including trade execution and oversight of the Sub-Advisor. The Board noted that each Fund is an actively managed exchange-traded fund ("ETF") and will employ an advisor/sub-advisor management structure and considered that the Advisor manages other ETFs with a similar structure in the First Trust fund complex. In reviewing the services provided, the Board noted the compliance program that had been developed by the Advisor and considered that it includes a robust program for monitoring the Advisor's, the Sub-Advisor's and the Funds' compliance with the 1940 Act, as well as each Fund's compliance with its investment objective and policies. With respect to the Sub-Advisory Agreement, in addition to the written materials provided by the Sub-Advisor, at the June 13, 2016 meeting, the Board also received a presentation from representatives of the Sub-Advisor, including one of the portfolio managers, discussing the services that the Sub-Advisor will provide to the Funds and how the Sub-Advisor will manage each Fund's investments. Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to each Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board considered the proposed unitary fee rate payable by each Fund under the Advisory Agreement for the services to be provided. The Board noted, that under the unitary fee arrangements, First Trust Horizon Managed Volatility Domestic ETF would pay First Trust a fee equal to an annual rate of 0.70% of its average daily net assets and First Trust Horizon Managed Volatility Developed International ETF would pay First Trust a fee equal to an annual rate of 0.80% of its average daily net assets. The Board noted the Advisor's statement that a higher unitary fee rate was proposed for First Trust Horizon Managed Volatility Developed International ETF due to its larger investment universe, expected higher portfolio turnover and additional management considerations related to investing in securities denominated in foreign currencies. The Board considered that, from the unitary fee for each Fund, First Trust would pay the Sub-Advisor a sub-advisory fee equal to 50% of each Fund's unitary fee remaining after the Fund's expenses are paid. The Board noted that, as part of the unitary fee for each Fund, the Advisor would be responsible for each Fund's ordinary operating expenses, including the cost of transfer agency, sub-advisory, custody, fund administration, legal, audit and other services and license fees, if any, but excluding the fee payments under the Advisory Agreement, interest, taxes,

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND III
                          JANUARY 31, 2017 (UNAUDITED)

brokerage commissions and other expenses connected with the execution of portfolio transactions (such as dividend and distribution expenses from securities sold short and/or other investment-related costs), distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board received and reviewed information for each Fund showing the advisory or unitary fee rates and expense ratios of the peer funds in its MPI Peer Group, as well as advisory fee rates charged by the Advisor and Sub-Advisor to other fund (including ETFs) and non-fund clients, as applicable. Because each Fund's MPI Peer Group included peer funds that pay a unitary fee and because each Fund will pay a unitary fee, the Board determined that expense ratios were the most relevant comparative data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total (net) expense ratio of the peer funds in its MPI Peer Group. With respect to the MPI Peer Groups, the Board discussed with representatives of the Advisor limitations in creating peer groups for Funds, noting that all of the peer funds were index based ETFs and that there are currently no other actively managed volatility ETFs in the market. The Board took these limitations and differences into account in considering the peer data. With respect to fees charged to other clients, the Board considered differences between the Funds and other clients that limited their comparability. In light of the information considered and the nature, extent and quality of the services expected to be provided to each Fund under the Agreements, the Board determined that the proposed unitary fee for each Fund was fair and reasonable.

The Board noted that the proposed unitary fee for each Fund was not structured to pass the benefits of any economies of scale on to shareholders as each Fund's assets grow. The Board noted that any reduction in fixed costs associated with the management of each Fund would benefit the Advisor and the Sub-Advisor, but that a unitary fee structure provides a level of certainty in expenses for each Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board noted that First Trust was unable to estimate the profitability of the Advisory Agreement for each Fund to First Trust. The Board also considered the Sub-Advisor's statement about estimated profitability and that the Sub-Advisor would be paid by the Advisor from each Fund's unitary fee. The Board considered that the sub-advisory fee rate was negotiated at arm's length between the Advisor and the Sub-Advisor, an unaffiliated third party. The Board considered fall-out benefits described by the Advisor that may be realized from its and FTP's relationship with the Funds and First Trust's compensation for fund reporting services pursuant to a separate Fund Reporting Services Agreement, which would be included under the unitary fee for each Fund. The Board also noted that the Advisor will not utilize soft dollars in connection with its management of the Funds' portfolios. The Board also considered fall-out benefits described by the Sub-Advisor.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of each Fund. No single factor was determinative in the Board's analysis.

FIRST TRUST

FIRST TRUST EXCHANGE-TRADED FUND III

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 E. Liberty Drive, Suite 400
Wheaton, IL  60187

INVESTMENT SUB-ADVISOR
Horizon Investments, LLC
13024 Ballantyne Corporate Place Suite 225
Charlotte, NC 28277

ADMINISTRATOR, CUSTODIAN
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Post Office Square
Boston, MA  02110

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),or
this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund III
               --------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: March 20, 2017
     ----------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: March 20, 2017
     ----------------

* Print the name and title of each signing officer under his or her signature.